Royalties Paid - Summary of Royalties Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Royalty Payment [abstract]
Amount owing at beginning of the year - continuing operations	$ (16.3)	$ (19.8)	$ (17.8)
Royalties	(62.5)	(62.0)	(78.4)
Amount owing at end of the year - continuing operations	12.5	16.3	19.8
Translation	0.8	(0.5)	0.0
Total royalties paid - continuing operations	$ (65.5)	$ (66.0)	$ (76.4)